UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08721

Name of Fund: BlackRock Technology Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Technology Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 – 03/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Technology Fund, Inc. ANNUAL REPORT | MARCH 31, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to

2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between

September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of

2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25% . In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S.

stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to

4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting height-

ened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	–12.46%	– 5.08%

Small cap U.S. equities (Russell 2000 Index)	–14.02	–13.00

International equities (MSCI Europe, Australasia, Far East Index)	–10.50	– 2.70

Fixed income (Lehman Brothers U.S. Aggregate Index)	+ 5.23	+ 7.67

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+ 0.75	+ 1.90

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	– 4.01	– 3.47

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets,

we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•Fund results lagged that of the broad-market S&P 500 Index for the
12-month period. The Fund also underperformed the +3.87% blended return of its former technology reference index (a portfolio comprised of
75% Goldman Sachs Tech Composite Index, 20% MSCI World Information
Technology Index and 5% MSCI Asia Pacific ex-Japan Index) and the
NYSE Arca Tech 100 Index (its reference index since January 1, 2008).

What factors influenced performance?
•The Fund’s underperformance of the technology reference indexes was largely the result of negative stock selection, while sector allocation effects detracted to a lesser extent. Weak stock selection was most meaningful within the semiconductors, Internet software & services, communications equipment, computer hardware and computer storage
& peripherals groups. The Fund also suffered from an underweight in computer hardware, which performed strongly during the period, and an overweight in the semiconductors and computer storage & peripherals groups, which posted weak results.

•From an individual stock point of view, Spansion LLC and Micron
Technology, Inc. detracted from relative results due to significant declines in the companies’ shares. Additionally, while Apple Inc. was a strong performer during the period, the Fund’s underweighting of this stock had a negative impact on performance versus the reference indexes.

•Fund performance benefited from an underweight in the semiconductor equipment and data processing & outsourced services groups, as well as from strong positioning within these areas. Additionally, the Fund’s overweight position in home entertainment software and underexposure to application software contributed positively to relative results.

•Kurita Water Industries Ltd. was among the more significant contributors to relative performance over the period. Corning, Inc. also provided strong results, as did Global Payments, Inc., whose shares held up well in a difficult market.

Describe recent portfolio activity.
•Effective January 18, 2008, portfolio management responsibility for the Fund changed. Accordingly, portfolio positioning shifted consistent with the new team’s investment process. Specifically, exposure to semi-
conductor equipment, application software and data processing & out-
sourced services was increased. The team also initiated positions in the health care sector and increased the Fund’s weighting in industrials.
Conversely, the Fund’s exposure to semiconductors, home entertainment software, Internet software & services, IT consulting & other services and systems software was reduced.

Describe Fund positioning at period-end.
•At the end of its fiscal year, the Fund was most overweight in health care equipment and home entertainment software and had an allocation to telecommunication services, which is not included in the NYSE Arca
Tech 100 Index. Underweighted sectors relative to the reference index included biotechnology and life science tools & services, application software and aerospace & defense.

•Geographically, approximately 20% of the Fund’s net assets was allocated to non-U.S. companies at period-end.

Fund Profile as of March 31, 2008

Percent of
Ten Largest Equity Holdings	Net Assets

Apple Inc.	4%
International Business Machines Corp.	3
Microsoft Corp.	2
DST Systems, Inc.	2
Hewlett-Packard Co.	2
Gilead Sciences, Inc.	2
Lockheed Martin Corp.	2
Becton Dickinson & Co.	2
Oracle Corp.	2
Intel Corp.	2

Percent of
Long-Term
Industry Representation	Investments

Software	15%
Semiconductors & Semiconductor Equipment	14
Computers & Peripherals	14
Communications Equipment	10
Health Care Equipment & Supplies	10
Internet Software & Services	7
Aerospace & Defense	4
IT Services	4
Biotechnology	4
Pharmaceuticals	3
Other	15

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

4 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
** Commencement of operations.
† The Fund invests primarily in equity securities of issuers that, in the opinion of the Manager, derive a substantial portion of their income from products and services in technology-related industries.
† † This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues)
representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a trademark of the McGraw-Hill Companies.

Performance Summary for the Period Ended March 31, 2008

				Average Annual Total Returns*
		1 Year		5 Years		Since Inception**
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	–22.05%	–15.41%	—	+ 7.54%	—	–3.46%	—
Investor A	–22.30	–15.74	–20.17%	+ 7.23	+6.07%	–3.72	–4.25%
Investor B	–22.65	–16.60	–20.35	+ 6.32	+6.00	–4.36	–4.36
Investor C	–22.71	–16.64	–17.48	+ 6.25	+6.25	–4.55	–4.55
Class R	–22.38	–16.02	—	+ 7.13	—	–3.87	—
S&P 500 Index	–12.46	– 5.08	—	+11.32	—	+3.25	—

* Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
** The Fund commenced operations on 6/26/98.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical**
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	October 1, 2007	March 31, 2008	During the Period*	October 1, 2007	March 31, 2008	During the Period*
Institutional	$1,000	$779.50	$ 6.52	$1,000	$1,017.97	$ 7.40
Investor A	$1,000	$777.00	$ 8.08	$1,000	$1,016.20	$ 9.17
Investor B	$1,000	$773.50	$12.73	$1,000	$1,010.94	$14.43
Investor C	$1,000	$772.90	$12.68	$1,000	$1,011.00	$14.38
Class R	$1,000	$776.20	$ 9.65	$1,000	$1,014.43	$10.95

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.54% for Institutional, 1.80% for Investor A, 2.84% for Investor B, 2.83%
for Investor C and 2.15% for Class R), multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK TECHNOLOGY FUND, INC. MARCH 31, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R
Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distribu-
tions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to sharehold-
ers. The Fund’s manager waived a portion of its fee. Without such waiver, the Fund’s returns would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31,
2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the table on page 5 is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Schedule of Investments March 31, 2008 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.7%
Lockheed Martin Corp.	26,600	$ 2,641,380
Meggitt Plc	159,200	871,244
Raytheon Co.	29,900	1,931,839

		5,444,463

Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc. (a)	2,400	142,320
Applera Corp. — Celera Genomics Group (a)	38,300	563,010
Celgene Corp. (a)	9,957	610,248
Gilead Sciences, Inc. (a)	51,500	2,653,795
United Therapeutics Corp. (a)	11,100	962,370

		4,931,743

Communications Equipment — 9.7%
Ciena Corp. (a)	23,000	709,090
Cisco Systems, Inc. (a)	86,100	2,074,149
Corning, Inc.	69,700	1,675,588
Foundry Networks, Inc. (a)	68,800	796,704
Harris Corp.	27,100	1,315,163
Harris Stratex Networks, Inc. Class A (a)	37,800	379,134
JDS Uniphase Corp. (a)	45,400	607,906
Juniper Networks, Inc. (a)	81,700	2,042,500
Motorola, Inc.	49,500	460,350
Nokia Oyj (b)	27,200	865,776
QUALCOMM, Inc.	54,300	2,226,300
Research In Motion Ltd. (a)	9,000	1,010,070

		14,162,730

Computers & Peripherals — 13.1%
Apple Inc. (a)	42,100	6,041,350
Asustek Computer, Inc.	267,600	783,963
Dell, Inc. (a)	36,600	729,072
EMC Corp. (a)	75,800	1,086,972
Hewlett-Packard Co.	68,400	3,123,144
High Tech Computer Corp.	34,200	768,894
International Business Machines Corp.	32,400	3,730,536
Inventec Co. Ltd.	826,100	505,784
Seagate Technology	60,400	1,264,776
Sun Microsystems, Inc. (a)	65,825	1,022,262

		19,056,753

Diversified Telecommunication Services — 2.0%
AT&T Inc.	34,900	1,336,670
Telekomunikasi Indonesia Tbk PT	618,700	648,610
Verizon Communications, Inc.	26,700	973,215

		2,958,495

Electronic Equipment & Instruments — 2.5%
AV TECH Corp.	51,000	261,887
Agilent Technologies, Inc. (a)	24,100	718,903
Amphenol Corp. Class A	22,400	834,400
Flextronics International Ltd. (a)	70,400	661,056
Ingram Micro, Inc. Class A (a)	32,200	509,726
Tyco Electronics Ltd.	16,700	573,144

		3,559,116

Food & Staples Retailing — 0.6%
CVS Caremark Corp.	19,900	806,149

Common Stocks	Shares	Value

Health Care Equipment & Supplies — 9.6%
Alcon, Inc.	5,900	$ 839,275
Baxter International, Inc.	19,600	1,133,272
Becton Dickinson & Co.	29,100	2,498,235
C.R. Bard, Inc.	11,500	1,108,600
China Medical Technologies, Inc. (b)	9,500	390,355
Cyberonics, Inc. (a)	25,300	366,850
Integra LifeSciences Holdings Corp. (a)(c)	17,000	738,990
Medtronic, Inc.	45,500	2,200,835
SenoRx, Inc.	23,800	153,510
St. Jude Medical, Inc. (a)	26,600	1,148,854
Stryker Corp.	17,100	1,112,355
Varian Medical Systems, Inc. (a)	25,300	1,185,052
Zimmer Holdings, Inc. (a)	14,400	1,121,184

		13,997,367

IT Services — 3.5%
Automatic Data Processing, Inc.	17,600	746,064
Computer Sciences Corp. (a)	27,100	1,105,409
DST Systems, Inc. (a)(c)	49,300	3,240,982

		5,092,455

Internet & Catalog Retail — 1.1%
Priceline.com, Inc. (a)(c)	12,700	1,534,922

Internet Software & Services — 6.1%
Ariba, Inc. (a)	33,000	318,780
Baidu.com, Inc. (a)(b)(c)	3,200	766,816
eBay, Inc. (a)	60,000	1,790,400
Google, Inc. Class A (a)	3,300	1,453,551
Open Text Corp. (a)(c)	23,100	723,261
Sina Corp. (a)(b)	26,700	941,175
VeriSign, Inc. (a)	41,600	1,382,784
Yahoo! Inc. (a)	52,400	1,515,932

		8,892,699

Life Sciences Tools & Services — 1.8%
Charles River Laboratories International, Inc. (a)	15,500	913,570
Covance, Inc. (a)	11,100	920,967
Millipore Corp. (a)	9,200	620,172
Waters Corp. (a)	3,900	217,230

		2,671,939

Machinery — 1.5%
Kurita Water Industries Ltd.	58,300	2,146,479

Media — 0.6%
Liberty Global, Inc. (a)	27,100	923,568

Metals & Mining — 0.5%
Sumitomo Metal Mining Co., Ltd.	41,500	772,296

Office Electronics — 0.6%
Konica Minolta Holdings, Inc.	66,600	904,659

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	31,900	679,470
Johnson & Johnson	7,900	512,473
Merck & Co., Inc.	18,500	702,075
Roche Holding AG	5,700	1,072,732
Roche Holding AG (b)	3,500	330,696
Teva Pharmaceutical Industries Ltd. (b)	23,600	1,090,084

		4,387,530

See Notes to Financial Statements.

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

7

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Semiconductor
Equipment — 13.4%
ASM Pacific Technology Ltd.	130,700	$ 942,970
Altera Corp.	32,700	602,661
Analog Devices, Inc.	24,800	732,096
Applied Materials, Inc.	73,500	1,433,985
Atheros Communications, Inc. (a)	31,400	654,376
Broadcom Corp. Class A (a)	36,900	711,063
Cavium Networks, Inc. (a)	18,700	306,680
Disco Corp.	10,800	464,807
Infineon Technologies AG (a)(b)	45,800	321,516
Intel Corp.	110,300	2,336,154
KLA-Tencor Corp.	24,900	923,790
Kulicke & Soffa Industries, Inc. (a)(c)	75,100	358,978
Lam Research Corp. (a)	16,800	642,096
Linear Technology Corp.	23,300	715,077
MEMC Electronic Materials, Inc. (a)	13,100	928,790
Marvell Technology Group Ltd. (a)(b)	58,300	634,304
Maxim Integrated Products, Inc.	37,400	762,586
Microchip Technology, Inc.	24,000	785,520
Netlogic Microsystems, Inc. (a)	17,000	410,380
Nvidia Corp. (a)	31,400	621,406
Samsung Electronics Co., Ltd.	1,200	754,885
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	77,000	790,790
Texas Instruments, Inc.	37,600	1,062,952
Vanguard International Semiconductor Corp.	527,500	377,660
Xilinx, Inc.	50,400	1,197,000

		19,472,522

Software — 14.1%
Adobe Systems, Inc. (a)	32,900	1,170,911
BMC Software, Inc. (a)	38,200	1,242,264
CA, Inc.	29,700	668,250
Citrix Systems, Inc. (a)	50,600	1,484,098
Electronic Arts, Inc. (a)	24,900	1,243,008
McAfee, Inc. (a)	42,800	1,416,252
Microsoft Corp.	116,800	3,314,784
Nintendo Co., Ltd.	1,700	876,605
Oracle Corp. (a)	122,000	2,386,320

Common Stocks	Shares	Value

Software (concluded)
Progress Software Corp. (a)	23,800	$ 712,096
SAP AG (b)(c)	25,400	1,259,078
Salesforce.com, Inc. (a)	23,100	1,336,797
Sybase, Inc. (a)	56,000	1,472,800
Symantec Corp. (a)	30,900	513,558
Synopsys, Inc. (a)	28,100	638,151
UBISOFT Entertainment (a)	10,200	878,758

		20,613,730

Wireless Telecommunication Services — 2.4%
America Movil, SA de CV (b)	17,600	1,120,944
American Tower Corp. Class A (a)	21,300	835,173
China Mobile Ltd.	49,800	740,987
Syniverse Holdings, Inc. (a)	51,100	851,326

		3,548,430

Total Common Stocks
(Cost — $142,963,328) — 93.2%		135,878,045

	Par
Short-Term Securities	(000)

Time Deposits — 4.4%
Brown Brothers Harriman & Co., 1.70%
due 4/01/2008	$ 6,446	6,446,120

	Beneficial
	Interest
	(000)

Merrill Lynch Premier Institutional
Fund, 3.39% (d)(e)(f)	7,539	7,539,000

Total Short-Term Securities
(Cost — $13,985,120) — 9.6%		13,985,120

Total Investments (Cost — $156,948,448*) — 102.8%		149,863,165
Liabilities in Excess of Other Assets — (2.8%)		(4,016,364)

Net Assets — 100.0%		$145,846,801

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 157,740,635

Gross unrealized appreciation	$ 4,277,066
Gross unrealized depreciation	(12,154,536)

Net unrealized depreciation	$ (7,877,470)

(a) Non-income producing security. (b) Depositary receipts. (c) Security, or a portion of security, is on loan. (d) Security was purchased with the cash proceeds from securities loans.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (195)	$148,422
BlackRock Liquidity Series, LLC
Money Market Series	(33,147)	$106,034
Merrill Lynch Premier Institutional Fund	7,539	$ 59

(f) Represents the current yield as of report date.
• For Fund compliance purposes,the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
These industry classifications are unaudited.

See Notes to Financial Statements.

8 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Statement of Assets and Liabilities

Year Ended March 31, 2008

Assets

Investments at value — unaffiliated (including securities loaned of $7,283,560) (cost — $149,409,448)	$ 142,324,165
Investments at value — affiliated (cost — $7,539,000)	7,539,000
Cash	354
Foreign currency at value (cost — $388,608)	414,388
Investments sold receivable	2,147,146
Other receivables	1,322,712
Dividends receivable	111,237
Capital shares sold receivable	23,195
Interest receivable — affiliated	19,538
Prepaid expenses	45,384
Securities lending income receivable	5,681

Total assets	153,952,800

Liabilities

Collateral on securities loaned at value	7,539,000
Other affiliates payable	164,434
Capital shares redeemed payable	161,324
Investment advisory fees payable	111,182
Distribution fees payable	44,327
Investments purchased payable	11,783
Other accrued expenses payable	66,657
Other liabilities	7,292

Total liabilities	8,105,999

Net Assets

Net Assets	$ 145,846,801

Net Assets Consist of

Institutional Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized	$ 727,648
Investor A Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized	866,987
Investor B Shares of Common Stock, $0.10 par value, 200,000,000 shares authorized	300,887
Investor C Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized	293,120
Class R Shares of Common Stock, $0.10 par value, 200,000,000 shares authorized	20,164
Paid-in capital in excess of par	1,375,455,330
Accumulated net realized loss	(1,224,757,289)
Net unrealized appreciation/depreciation	(7,060,046)

Net Assets	$ 145,846,801

Net Asset Value

Institutional — Based on net assets of $49,886,512 and 7,276,479 shares outstanding	$ 6.86

Investor A — Based on net assets of $58,021,009 and 8,669,869 shares outstanding	$ 6.69

Investor B — Based on net assets of $18,580,088 and 3,008,874 shares outstanding	$ 6.18

Investor C — Based on net assets of $18,058,372 and 2,931,197 shares outstanding	$ 6.16

Class R — Based on net assets of $1,300,820 and 201,637 shares outstanding	$ 6.45

See Notes to Financial Statements.

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

9

Statement of Operations

Year Ended March 31, 2008

Investment Income

Dividends (net of $13,106 foreign withholding tax)	$ 770,520
Interest from affiliates	148,422
Securities lending	106,093

Total income	1,025,035

Expenses

Investment advisory	1,934,337
Service — Investor A	176,870
Service and distribution — Investor B	326,640
Service and distribution — Investor C	233,656
Service and distribution — Class R	7,175
Transfer agent — Institutional	228,430
Transfer agent — Investor A	290,728
Transfer agent — Investor B	244,660
Transfer agent — Investor C	171,304
Transfer agent — Class R	6,958
Accounting services	105,673
Printing	100,668
Custodian	74,132
Professional	71,063
Registration	63,602
Directors	27,795
Miscellaneous	26,545

Total expenses	4,090,236
Less fees waived by advisor	(140,463)

Total expenses after waiver	3,949,773

Net investment loss	(2,924,738)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(25,199,527)
Options written	(67,269)
Foreign currency transactions	448

(25,266,348)

Net change in unrealized appreciation/depreciation on:
Investments	1,471,743
Options written	20,773
Foreign currency transactions	25,339

1,517,855

Total net realized and unrealized loss	(23,748,493)

Net Decrease in Net Assets Resulting from Operations	$ (26,673,231)

See Notes to Financial Statements.

10 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Statements of Changes in Net Assets
	Year Ended
	March 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment loss	$ (2,924,738)	$ (3,875,698)
Net realized gain (loss)	(25,266,348)	3,781,290
Net change in unrealized appreciation/depreciation	1,517,855	(9,437,839)

Net decrease in net assets resulting from operations	(26,673,231)	(9,532,247)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(36,739,404)	(70,982,944)

Redemption Fees

Redemption fees	2,176	3,022

Net Assets

Total decrease in net assets	(63,410,459)	(80,512,169)
Beginning of year	209,257,260	289,769,429

End of year	$ 145,846,801	$ 209,257,260

End of year accumulated net investment loss	—	$ (1,456)

See Notes to Financial Statements.

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

11

Financial Highlights

		Institutional						Investor A

		Year Ended March 31,					Year Ended March 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 8.11	$ 8.28	$ 7.00	$ 7.82	$ 4.77	$ 7.94	$ 8.13	$ 6.89	$ 7.72	$ 4.72

Net investment loss[1]	(0.08)	(0.09)	(0.07)	(0.06)	(0.09)	(0.10)	(0.11)	(0.09)	(0.08)	(0.11)
Net realized and unrealized gain (loss)	(1.17)[2]	(0.08)[2]	1.35[2]	(0.76)[2]	3.14	(1.15)[2]	(0.08)[2]	1.33[2]	(0.75)[2]	3.11

Net increase (decrease) from investment
operations	(1.25)	(0.17)	1.28	(0.82)	3.05	(1.25)	(0.19)	1.24	(0.83)	3.00

Net asset value, end of year	$ 6.86	$ 8.11	$ 8.28	$ 7.00	$ 7.82	$ 6.69	$ 7.94	$ 8.13	$ 6.89	$ 7.72

Total Investment Return[3]

Based on net asset value	(15.41%)	(2.05%)	18.29%	(10.49%)	63.94%	(15.74%)	(2.34%)	18.00%	(10.75%)	63.56%

Ratios to Average Net Assets

Total expenses after waiver	1.51%	1.65%	1.54%	1.69%	1.60%	1.82%	1.91%	1.79%	1.94%	1.85%

Total expenses	1.59%	1.72%	1.58%	1.71%	1.60%	1.90%	1.98%	1.84%	1.97%	1.85%

Net investment loss	(0.99%)	(1.14%)	(0.97%)	(0.85%)	(1.31%)	(1.29%)	(1.39%)	(1.22%)	(1.14%)	(1.56%)

Supplemental Data

Net assets, end of year (000)	$ 49,887	$ 68,415	$ 88,112	$ 95,897	$ 219,677	$ 58,021	$ 72,932	$ 67,464	$ 74,023	$108,969

Portfolio turnover	233%	254%	166%	191%	121%	233%	254%	166%	191%	121%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of any sales charges.

See Notes to Financial Statements.

12 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Financial Highlights (continued)

			Investor B					Investor C

		Year Ended March 31,					Year Ended March 31,

	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 7.41	$ 7.65	$ 6.54	$ 7.38	$ 4.55	$ 7.39	$ 7.63	$ 6.52	$ 7.37	$ 4.55

Net investment loss[1]	(0.18)	(0.16)	(0.14)	(0.13)	(0.16)	(0.18)	(0.16)	(0.15)	(0.13)	(0.16)
Net realized and unrealized gain (loss)	(1.05)[2]	(0.08)[2]	1.25[2]	(0.71)[2]	2.99	(1.05)[2]	(0.08)[2]	1.26[2]	(0.72)[2]	2.98

Net increase (decrease) from investment
operations	(1.23)	(0.24)	1.11	(0.84)	2.83	(1.23)	(0.24)	1.11	(0.85)	2.82

Net asset value, end of year	$ 6.18	$ 7.41	$ 7.65	$ 6.54	$ 7.38	$ 6.16	$ 7.39	$ 7.63	$ 6.52	$ 7.37

Total Investment Return[3]

Based on net asset value	(16.60%)	(3.14%)	16.97%	(11.38%)	62.20%	(16.64%)	(3.15%)	17.02%	(11.53%)	61.98%

Ratios to Average Net Assets

Total expenses after waiver	2.92%	2.74%	2.63%	2.77%	2.68%	2.90%	2.77%	2.67%	2.82%	2.73%

Total expenses	2.99%	2.81%	2.67%	2.80%	2.68%	2.97%	2.84%	2.72%	2.85%	2.73%

Net investment loss	(2.41%)	(2.23%)	(2.06%)	(1.98%)	(2.39%)	(2.37%)	(2.26%)	(2.10%)	(2.02%)	(2.44%)

Supplemental Data

Net assets, end of year (000)	$ 18,580	$ 41,487	$ 98,273	$129,911	$224,281	$ 18,058	$ 25,176	$ 34,421	$ 40,997	$ 66,594

Portfolio turnover	233%	254%	166%	191%	121%	233%	254%	166%	191%	121%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

See Notes to Financial Statements.

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

13

Financial Highlights (concluded)

			Class R

		Year Ended March 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 7.68	$ 7.88	$ 6.69	$ 7.52	$ 4.57

Net investment loss[1]	(0.12)	(0.12)	(0.11)	(0.09)	(0.13)
Net realized and unrealized gain (loss)	(1.11)[2]	(0.08)[2]	1.30[2]	(0.74)[2]	3.08

Net increase (decrease) from investment operations	(1.23)	(0.20)	1.19	(0.83)	2.95

Net asset value, end of year	$ 6.45	$ 7.68	$ 7.88	$ 6.69	$ 7.52

Total Investment Return

Based on net asset value	(16.02%)	(2.54%)	17.79%	(11.04%)	64.55%

Ratios to Average Net Assets

Total expenses after waiver	2.14%	2.16%	2.03%	2.21%	2.10%

Total expenses	2.22%	2.23%	2.07%	2.25%	2.10%

Net investment loss	(1.59%)	(1.64%)	(1.45%)	(1.34%)	(1.81%)

Supplemental Data

Net assets, end of year (000)	$ 1,301	$ 1,248	$ 1,499	$ 1,159	$ 472

Portfolio turnover	233%	254%	166%	191%	121%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

See Notes to Financial Statements.

14 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Technology Fund, Inc. (formerly BlackRock Global Technology
Fund, Inc.) (the “Fund”) is registered under the Investment Company
Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A
Shares are sold with a front-end sales charge. Investor B and Investor C
Shares may be subject to a contingent deferred sales charge. Class R
Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that
Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a national securities exchange or on the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national securities exchange for which there were no sales on that day and equity investments traded on other over-the-counter markets for which market quotations are readily available are valued at the last available bid price. Investments in open-end investment companies are valued at net asset value each business day.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges.
Over-the-counter (“OTC”) options quotations are provided by dealers or pricing services selected under the supervision of the Board of
Directors (the “Board”). Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until the expira-
tion of the option.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-
advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York
Stock Exchange (“NYSE”). The values of such securities used in comput-
ing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events
(for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Options: The Fund may purchase and write call and put options.
When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent lia-
bility. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

15

Notes to Financial Statements (continued)

extent the cost of the closing transaction exceeds the premium received or paid). If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Investment Transactions and Net Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. govern-
ment as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned sec-
urities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantialy all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective September 28, 2007, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and rec-
ognized in the financial statements. The investment advisor has evaluat-
ed the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund’s finan-
cial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remain open for the years ended March 31, 2005 through March 31, 2007. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after

16 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Notes to Financial Statements (continued)

November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, FASB issued Statement of Financial
Accounting Standards No. 159, “The Fair Value Option for Financial
Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC, (the “Advisor”), an indirect, wholly owned subsidiary of
BlackRock, Inc. to provide investment advisory and administration servic-
es. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial
Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 1.0% of the average daily net assets of the Fund not exceeding $1 billion, 0.95% of average net assets of the Fund in excess of $1 billion but not exceeding $2 billion, and 0.90% of average daily net assets in excess of $2 billion.

Effective July 1, 2007, the Advisor has voluntarily agreed to waive 0.10%
of the investment advisory fee. The amount of the waiver is determined monthly and can be discontinued at any time. This amount is included in the fees waived by advisor in the Statement of Operations.

In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee at an annual rate equal to a percentage of the investment advisory fee paid by the Fund to the Advisor. For the year ended March
31, 2008, the Fund reimbursed the Advisor $3,508, for certain account-
ing services, which is included in accounting services expenses in the
Statement of Operations.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule12b-1 under the 1940 Act, the Fund pays the Distributor ongo-
ing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer for pro-
viding shareholder servicing to Investor A, Investor B, Investor C and

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

17

Notes to Financial Statements (continued)

Class R shareholders. The ongoing distribution fee compensates each
Distributor and each broker-dealer for providing distribution-related services to Investor B, Investor C and Class R shareholders.

For the year ended March 31, 2008, the affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $6,680.

For the year ended March 31, 2008, affiliates received contingent deferred sales charges of $94, $21,306 and $991 relating to transac-
tions in Investor A, Investor B and Investor C Shares, respectively.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended March 31, 2008 the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Call Center
Fees

Institutional	$7,914
Investor A	$4,778
Investor B	$3,431
Investor C	$1,735
Class R	$ 26

The Fund has received an exemptive order from the Securities and
Exchange Commission permitting it to lend portfolio securities to
MLPF&S or its affiliates. Pursuant to that order, the Fund has retained
BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates.
For the year ended March 31, 2008, BIM received $30,521 in securities lending agent fees.

In addition, MLPF&S received $335,162 in commissions on the execu-
tion of portfolio security transactions for the Fund for the year ended
March 31, 2008.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including share-
holder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the
Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended March 31, 2008 were $439,951,562 and
$485,420,287, respectively.

Transactions in call options written for the year ended March 31, 2008 were as follows:

	Number of	Premiums
	Contracts	Received

Outstanding call options written,
beginning of year	2,047	$ 333,273
Options written	1,418	116,365
Options closed	(3,281)	(434,182)
Options expired	(184)	(15,456)

Outstanding call options written,
end of year	—	$ —

18 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Notes to Financial Statements (continued)
4. Capital Share Transactions:
Transactions in common stock for each class were as follows:
	Year Ended		Year Ended
	March 31, 2008		March 31, 2007
	Shares	Amount	Shares	Amount
Institutional Shares

Shares sold	274,564	$ 2,247,291	213,214	$ 1,611,784
Shares redeemed	(1,436,907)	(11,806,594)	(2,419,891)	(19,003,045)

Net decrease	(1,162,343)	$ (9,559,303)	(2,206,677)	$ (17,391,261)

Investor A

Shares sold and automatic conversion of shares	1,669,253	$ 13,131,149	4,322,201	$ 31,277,704
Shares redeemed	(2,186,750)	(17,701,702)	(3,437,489)	(26,385,522)

Net increase (decrease)	(517,497)	$ (4,570,553)	884,712	$ 4,892,182

Investor B

Shares sold	189,972	$ 1,407,723	313,773	$ 2,252,477
Shares redeemed and automatic conversion of shares	(2,781,731)	(20,696,556)	(7,563,858)	(52,563,465)

Net decrease	(2,591,759)	$ (19,288,833)	(7,250,085)	$ (50,310,988)

Investor C

Shares sold	311,141	$ 2,310,400	209,647	$ 1,501,848
Shares redeemed	(787,909)	(5,958,872)	(1,314,918)	(9,469,594)

Net decrease	(476,768)	$ (3,648,472)	(1,105,271)	$ (7,967,746)

Class R

Shares sold	129,324	$ 1,024,972	105,343	$ 800,500
Shares redeemed	(90,276)	(697,215)	(133,046)	(1,005,631)

Net increase (decrease)	39,048	$ 327,757	(27,703)	$ (205,131)

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) on Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

19

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for lever-
age. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On
November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended March 31, 2008.

6. Income Tax Information:

Reclassifications: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $2,925,746 has been reclassified between paid-in capital in excess of par and accumulated net investment loss and $448 has been reclassified between accumulated net realized capital losses and accumulated net investment loss as a result of permanent differences attributable to net operating losses and foreign currency transactions.
These reclassifications have no effect on net assets or net asset values per share.

As of March 31, 2008, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforward	$ (1,171,457,020)*
Unrealized net losses	(60,360,315)**

Total accumulated net losses	$ (1,231,817,335)

* On March 31, 2008, the Fund had a capital loss carryforward of
$1,171,457,020, of which $22,590,014 expires in 2009, $918,433,560 expires in 2010, $226,710,557 expires in 2011 and $3,722,889 expires in 2012. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.

7. Plan of Reorganization:

On February 26, 2008, the Board approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby
BlackRock Global Science & Technology Opportunities Portfolio (“Global
Science”), a portfolio of BlackRock FundsSM, will acquire substantially all of the assets and assume certain stated liabilities of the Fund in exchange for newly issued shares of Global Science.

20 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
BlackRock Technology Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock Technology Fund, Inc. (the “Fund”) (formerly BlackRock
Global Technology Fund, Inc.) including the schedule of investments, as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our proce-
dures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Technology Fund, Inc. as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP Princeton, New Jersey May 27, 2008

Geographic Allocation (Unaudited)

Percent of
Country of Origin	Market Value

Bermuda	1%
Canada	1%
China	1%
Finland	1%
France	1%
Germany	1%
Hong Kong	1%
Israel	1%
Japan	4%
Mexico	1%
South Korea	1%
Switzerland	1%
Taiwan	3%
United Kingdom	1%
United States	81%

Total	100%

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

21

Officers and Directors

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	the Fund	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors*

David O. Beim	Director	Since	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Ronald W. Forbes	Director and	Since	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	Co-Chair of	2000	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	the Board of
1940	Directors

Dr. Matina Horner	Director	Since	Formerly Executive Vice President of Teachers Insurance and	35 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939

Rodney D. Johnson	Director and	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	35 Funds	None
40 East 52nd Street	Co-Chair of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	the Board of		Investment Committee of the Archdiocese of Philadelphia since
1941	Directors		2003; Director, the Committee of Seventy (civic) since 2006.

Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1940	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director of Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	35 Funds	Newell Rubbermaid,
40 East 52nd Street		2000	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph . Platt, Jr.	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	35 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Partner, Amarna Corporation, LLC	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			(private investment company) since 2002; Director, WQED		company)
1947			Multimedia (PBS and Multimedia, a not-for-profit company)
since 2002; Director, Jones and Brown (Canadian insurance broker)
since 1998; General Partner, Thorn Partner, LP (private investment)
since 1998.

Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	35 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments) since	35 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

22 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Officers and Directors (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	the Fund	a Director**	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors* (concluded)

Kenneth L. Urish	Director and	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	Chair of	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	the Audit		Advisory Board, The Pennsylvania State University Accounting
1951	Committee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member/Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; President and Trustee, Pittsburgh Catholic Publishing
Associates since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Indotronix International (IT services) since
2004; Director, Tippman Sports (recreation) since 2005.

* Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
** Following the combination of Merrill Lynch Investment Managers, LP (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, those directors first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina
Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph . Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors*

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	292 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	291 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

*	Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

23

Officers and Directors (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	the Fund	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers*

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L P("MLIM") and Fund Asset Management, LP ("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief Operating Officer of Mergers
40 East 52nd Street	President	2007	and Acquisitions Group from 1997 to 2000; First Vice President and Chief Operating Officer of Public Finance
New York, NY 10022			Group thereof from 1995 to 1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
1962			Lynch & Co., Inc. from 1994 to 1995.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the Funds since 2007; Anti-Money Laundering Officer of the Funds since 2007;
40 East 52nd Street	Compliance	2007	Managing Director and Senior Counsel thereof since 2005; Director and Senior Counsel of BlackRock Advisors,
New York, NY 10022	Officer of		Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Senior Counsel of
1959	the Funds		The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

* Officers of the Fund serve at the pleasure of the Board of Directors.

Further information about the Fund’s Officers and Directors is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
Brown Brothers	PFPC Inc.		State Street Bank and	Accounting Firm	Sidley Austin LLP
Harriman & Co.	Wilmington, DE 19809		Trust Company	Deloitte & Touche LLP	New York, NY 10019
Boston, MA 02109			Princeton, NJ 08540	Princeton, NJ 08540

Effective January 18, 2008, Thomas P. Callan, Jean M. Rosenbaum and Erin Xie, Ph.D. assumed responsibility for the day-to-day management of BlackRock Technology Fund, Inc.’s portfolio.

Mr. Callan, senior portfolio manager, is a Managing Director at BlackRock, Inc. and a member of the BlackRock Equity Operating Committee. Prior to joining BlackRock as a member of the global emerging-cap team in 1998, Mr. Callan was with the PNC Asset Management Group, which he joined in 1992. Mr. Callan is a CFA charterholder.

Ms. Rosenbaum is a Managing Director at BlackRock, Inc. Prior to joining BlackRock in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset Management Group. Ms. Rosenbaum is a CFA charterholder.

Ms. Xie is a Managing Director at BlackRock, Inc. Ms. Xie joined BlackRock following the merger with State Street Research & Management (SSRM) in 2005. Prior to that, she was a member of the portfolio management team of the State Street Research Health Sciences Fund from 2001 to 2005, becoming a portfolio manager in 2003. Prior to joining SSRM, Ms. Xie was an associate in pharmaceutical equity research at Sanford Bernstein & Company.

24 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

25

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

26 BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Fund Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK TECHNOLOGY FUND, INC.

MARCH 31, 2008

27

#TECH-3/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Ronald W. Forbes (not reappointed to audit committee, effective November 1, 2007)
Kenneth L. Urish (term began, effective November 1, 2007)
Richard R. West (term ended, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock
Technology Fund,	$34,000	$38,500	$0	$0	$6,100	$6,100	$1,049	$0
Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Technology Fund,
Inc.	$288,549	$3,020,600

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Technology Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Technology Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Technology Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Technology Fund, Inc.

Date: May 22, 2008